Concession Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Assets and Liabilities of Concession

	2017	2016
Financial assets (1)
Distribution concessions	371	215
Transmission concessions (1.2)	547	482
Receivable for residual value – Transmission (1.1)	1,928	1,805
Receivable for residual value – Generation (1.3)	1,901	547
Concession grant fee – Generation concessions (1.4)	2,337	2,254

	7,084	5,303
CVA (Portion A Compensation) Account and Other Financial Components in tariff adjustments (2)	369	398

Total	7,453	5,701

Current assets	848	730
Non-current assets	6,605	4,971

	2017	2016
CVA (Portion A Compensation) Account and Other Financial Components in tariff adjustments (2)	415	805
Current liabilities	415	482
Non-current liabilities	—	323

Summary of Changes in Concession Financial Assets

The changes in concession financial assets are as follows:

	Transmission	Generation	Distribution	Total
Balances at December 31. 2014	1,272	—	5,944	7,216
Additions	146	—	—	146
Disposals	(6)	—	(31)	(37)
Transfer from Financial assets to Intangible assets on renewal of concessions	—	—	(7,162)	(7,162)
Transfers	(2)	—	808	806
Generation residual value receivable	—	546	—	546
Amounts received	(10)	—	—	(10)
Adjustment to expectation of cash flow from the residual value of infrastructure assets of the distribution concession	—	—	578	578
Updating of residual value of assets	101	—	—	101
Balances at December 31, 2015	1,501	546	137	2,184

Additions	54	1	—	55
Addition – Grant Fee – Plants	—	2,216	—	2,216
Disposals	(3)	—	—	(3)
Amounts received	(16)	(315)	—	(331)
Transfers between PP&E, Financial assets and Intangible Assets	—	—	71	71
Updating of the Concession Grant Fee	—	352	—	352
Adjustment of expectation of cash flow from the Concession financial assets	—	—	8	8
Monetary updating	751	—	—	751

Balances at December 31, 2016	2,287	2,800	216	5,303

Additions	25	—	—	25
Transfers of indemnity – plants not renewed		1,082	—	1,082
Amounts received	(264)	(232)	—	(496)
Transfers between PP&E, Financial assets and Intangible assets	2	—	146	148
Monetary updating	224	317	—	541
Adjustment of expectation of cash flow from the Concession financial assets	54	—	9	63
Disposals	(2)	—	—	(2)
Adjustment of BRR of Transmission Assets (Note 26)	149	—	—	149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) – including financial updating	—	271	—	271

Balances at December 31, 2017	2,475	4,238	371	7,084

Summary of Indemnity Values

Cemig GT expects to receive in full the receivables in relation to the residual value of the transmission assets, whose changes are as follows:

Regulatory Remuneration Base (BRR) – Dispatch 2,181 2016	1,177
Amounts received	(285)

Net residual value of the assets to be received	892
Updating per MME Order 120/16 – IPCA index / Cost of own capital – Jan. 2013 to Dec. 2016	913

Balance at December 31, 2016	1,805
Adjustment of the BRR of Transmission Assets – Aneel Technical Note 183/2017	149
Updating per MME Order 120/16 – IPCA index / Cost of own capital – Jan. 2017 to June 2017	121
Monetary adjustment	103
Amounts received	(250)

Total at December 31, 2017	1,928

Summary of Generation Indemnity Receivable

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)
Lot D:
Três Marias Hydroelectric Plant	July 2015	396	71	413
Salto Grande Hydroelectric Plant	July 2015	102	11	39
Itutinga Hydroelectric Plant	July 2015	52	4	7
Camargos Hydroelectric Plant	July 2015	46	8	23
Piau Small Hydroelectric Plant	July 2015	18.01	2	9
Gafanhoto Small Hydroelectric Plant	July 2015	14	1	10
Peti Small Hydroelectric Plant	July 2015	9.4	1	8
Dona Rita Small Hydroelectric Plant	Sep. 2013	2.41	1	1
Tronqueiras Small Hydroelectric Plant	July 2015	8.5	2	12
Joasal Small Hydroelectric Plant	July 2015	8.4	1	8
Martins Small Hydroelectric Plant	July 2015	7.7	2	4
Cajuru Small Hydroelectric Plant	July 2015	7.2	4	4
Paciência Small Hydroelectric Plant	July 2015	4.08	1	4
Marmelos Small Hydroelectric Plant	July 2015	4	1	4
Others:
Volta Grande Hydroelectric Plant	Feb. 2017	380	26	70
Miranda Hydroelectric Plant	Dec. 2016	408	26	23
Jaguara Hydroelectric Plant	Aug. 2013	424	40	174
São Simão Hydroelectric Plant	Jan. 2015	1,710	2	3

		3,601.70	204	816

Summary of Auction Won Transferred to Related Specific Purpose Companies

In June 2016, the Concession Contracts 08 to 16/2016, relating to 18 hydroelectric plants of Lot D of Aneel Auction 12/2015, won by Cemig GT, were transferred to the related specific-purpose entities (SPEs), wholly-owned subsidiaries of Cemig GT, as follows:

SPE	Plants	2016	Monetary updating	Amounts received	2017
Cemig Geração Três Marias S.A.	Três Marias	1,283	172	(125)	1,330
Cemig Geração Salto Grande S.A.	Salto Grande	403	54	(40)	417
Cemig Geração Itutinga S.A.	Itutinga	150	23	(17)	156
Cemig Geração Camargos S.A.	Camargos	112	17	(13)	116
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência, Piau	147	23	(18)	152
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade, Tronqueiras	99	17	(13)	103
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto, Martins	60	11	(8)	63

Total		2,254	317	(234)	2,337

SPE	Plants	Balances transferred on May 31, 2016	Monetary updating	Amounts received	2016
Cemig Geração Três Marias S.A.	Três Marias	1,260	192	(169)	1,283
Cemig Geração Salto Grande S.A.	Salto Grande	396	60	(53)	403
Cemig Geração Itutinga S.A.	Itutinga	148	25	(23)	150
Cemig Geração Camargos S.A.	Camargos	110	18	(16)	112
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência, Piau	145	26	(24)	147
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade. Tronqueiras	98	19	(18)	99
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto, Martins	59	12	(11)	60

Total		2,216	352	(314)	2,254

Summary of Financial Assets and Financial Liabilities With the Tariff Adjustments

The balances of these financial assets and liabilities are shown below. It should be noted that in the balance sheet amounts are presented net, in assets or liabilities, in accordance with the tariff adjustments approved or to be approved:

	2017			2016
Balance sheet	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	382	2,331	2,713	1,444	925	2,369
Current assets	382	1,379	1,761	1,444	547	1,991
Non-current assets	—	952	952	—	378	378
Liabilities	(797)	(1,962)	(2,759)	(1,046)	(1,730)	(2,776)
Current liabilities	(797)	(1,221)	(2,018)	(1,046)	(1,029)	(2,075)
Non-current liabilities	—	(741)	(741)	—	(701)	(701)

Total current, net	(415)	158	(257)	398	(482)	(84)

Total non-current, net	—	211	211	—	(323)	(323)

Total, net	(415)	369	(46)	398	(805)	(407)

	2017			2016
Financial components	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Portion A’
Energy Development Account (CDE) quota	(154)	(90)	(244)	203	(245)	(42)
Tariff for use of transmission facilities of grid participants	9	24	33	2	8	10
Tariff for transport of Itaipu supply	2	2	4	6	4	10
Alternative power source program (Proinfa)	(5)	1	(4)	13	4	17
ESS/EER System Service/Energy Charges (1)	(40)	(587)	(627)	(55)	(189)	(244)
Electricity bought for resale (2)	(91)	1,327	1,236	423	(79)	344
Other financial components
Overcontracting of supply	8	(211)	(203)	(104)	(56)	(160)
Neutrality of Portion A	(30)	73	43	77	(76)	1
Other financial items	(112)		(112)	(167)	(162)	(329)
Tariff Flag balances (3)		(134)	(134)		(14)	(14)
Excess demand and reactive power (4)	(2)	(36)	(38)

TOTAL	(415)	369	(46)	398	(805)	(407)

(1)	Due to the great increase in the costs of hydrology risk, as from July 2017, the regulator amended the rules for pass-through of the excess on the Energy Reserve Account (Conta de Energia de Reserva, or Coner), to relieve the cash pressure of the distributors. Cemig D received approximately R$ 254 from Coner, not included in the tariff coverage, directly impacting the CVA amount of the ESS/EER to be returned to the customer.
(2)	Due to unfavorable hydrology condition since July 2017, there has been less hydroelectric generation and as a result more dispatching of thermal plants, increasing the spot price (PLD), and affecting the level of reduction of the physical power offtake guarantee of the hydroelectric plants. For the distributors, this results in higher costs of CCEAR (Regulated Market) contracts with thermal plants, and higher hydrology risk costs for the Itaipu plants, for those that trade power supply under Physical Guarantee Quotas, and for those that sold CCEARs and renegotiated the hydrology risk. In view of these factors, the difference from the cost taken into account in setting the tariff is greater, resulting in an increase in the deferred asset related to purchase of power supply on December 31, 2017.
(3)	Billing arising from the ‘Flag’ Tariff System not yet homologated by Aneel.
(4)	Under Proret 2.1A, from this point onward amounts of excess of demand and excess of reactive power were appropriated to sector financial liabilities, and will be amortized only at the time of homologation of the 5th periodic tariff review cycle.

Summary of Changes in Balances of Financial Assets and Liabilities

Changes in balances of financial assets and liabilities:

Balance on December 31, 2014	1,107
Additions	2,285
Amortization	(581)
Receipt of funds from the ACR Account and from the Centralizing Account for Funds from the Tariff Flag System—CCRBT	(1,529)
Updating – Selic rate	68

Balance on December 31, 2015	1,350
Net constitution of financial liabilities	(858)
Amortization	(597)
Payments from the Flag Tariff Centralizing Account	(341)
Transfer (1)	(165)
Updating – Selic rate (2)	204

Balance at December 31, 2016	(407)
Additions	811
Amortization	177
Payments from the Flag Tariff Centralizing Account	(586)
Updating – Selic rate	(41)

Balance on December 31, 2017	(46)

(1)	The financial component constituted to be passed through to the tariff at the next tariff adjustment, arising from court decisions (injunctions/provisional remedy) in court actions challenging part of the amount of the CDE (Energy Development Account) charge, was reclassified to Credits owed by Eletrobras, and will be amortized with counterpart in deductions from the monthly CDE charges to be paid to Eletrobras, as per a Dispatch issued by Aneel in 2016.
(2)	Include a complementary amount relating to homologation of the CVA by Aneel which took place in May 2016.

Miranda and Sao Simao hydroelectric plants [member]
Summary of Generation Indemnity Receivable

In accordance with the Mining and Energy Ministry Order 291, of August 3, 2017, the amounts of the basic project of the plants were transferred to the account residual value financial assets and monetary adjusted, as shown below:

Plant	Concession termination date	Residual value of assets on 2017 based on historical cost	Residual value of assets on 2017 based on fair value (replacement cost)	Residual value of assets of basic project, based on replacement cost at December 31, 2017 (A)	Adjustment (1) (B)	Amounts based on MME Order 291 (A)+(B)	Monetary adjustment (C)	Residual value of assets of basic project, at 2017 (A)+(B)+(C)
Miranda	Dec. 2016	751	632	610	174	784	25	809
São Simão	Jan. 2015	63	206	203	41	244	31	275

		814	838	813	215	1,028	56	1,084

(1)	Adjustment of the residual value of the São Simão and Miranda plant, as per MME Order 291/17, which together with monetary adjustment of R$ 56 corresponds to a total adjustment of R$ 271.